Investments - Available For Sale Short Term Investments by Major Security Type (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Cost Total	$ 61,170
Unrealized gains / (losses)	(1,260)
Fair Value Total	59,910
Maturity by period, less than 1 year	18,140
Maturity by period, 1 to 5 years	41,770
US government debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost Total	14,910
Unrealized gains / (losses)	(70)
Fair Value Total	14,840
Maturity by period, less than 1 year	5,960
Maturity by period, 1 to 5 years	8,880
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Cost Total	44,920
Unrealized gains / (losses)	(1,190)
Fair Value Total	43,730
Maturity by period, less than 1 year	11,480
Maturity by period, 1 to 5 years	32,250
Term deposits
Schedule of Available-for-sale Securities [Line Items]
Cost Total	1,340
Unrealized gains / (losses)	0
Fair Value Total	1,340
Maturity by period, less than 1 year	700
Maturity by period, 1 to 5 years	$ 640